Intangible Assets	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
INTANGIBLE ASSETS

15 INTANGIBLE ASSETS

The movement of intangible assets during the year is as follows:

	Application development	Originals and Sessions	Other intangibles	Work in progress	Total
	USD	USD	USD	USD	USD
2022
Cost:
At January 1, 2022	3,580,699	548,197	78,314	110,876	4,318,086
Additions	-	-	8,849,867	15,900	8,865,767
Additions – internally developed	112,378	51,927	-	-	164,305
Write-off	(7,567)	-	-	-	(7,567)
Transfers	-	(80,072)	86,350	(6,278)	-
At December 31, 2022	3,685,510	520,052	9,014,531	120,498	13,340,591

Amortization:
At January 1, 2022	1,914,902	324,883	35,455	-	2,275,240
Charge for the year	725,577	106,503	2,637,683	-	3,469,763
Write-off	(7,567)	-	-	-	(7,567)
Transfers	-	2,432	(2,432)	-	-
At December 31, 2022	2,632,912	433,818	2,670,706	-	5,737,436

Net carrying amount:
At December 31, 2022	1,052,598	86,234	6,343,825	120,498	7,603,155

2023
Cost:
At January 1, 2023	3,685,510	520,052	9,014,531	120,498	13,340,591
Additions	-	-	1,030,502	14,975	1,045,477
Additions – internally developed	166,667	-	-	-	166,667
Contract termination*	-	-	(8,750,000)	-	(8,750,000)
Transfers	-	10,450	-	(10,450)	-
At December 31, 2023	3,852,177	530,502	1,295,033	125,023	5,802,735

Amortization:
At January 1, 2023	2,632,912	433,818	2,670,706	-	5,737,436
Charge for the year	761,561	55,527	1,759,834	-	2,576,922
Contract termination*	-	-	(3,696,396)	-	(3,696,396)
At December 31, 2023	3,394,473	489,345	734,144	-	4,617,962

Net carrying amount:
At December 31, 2023	457,704	41,157	560,889	125,023	1,184,773

*	The net book value amounting to USD 5,053,604 represent the terminated contract with Amr Diab, wherein the related outstanding payable of the Group to Amr Diab as of the date of amendment amounting to USD 5,250,000 is forfeited, the net transaction resulted in a gain of USD 196,396 recorded under other income. A new contract was signed with the artist dated May 18, 2023.

Based on the new contract, a total amount of USD 1,000,000 is recorded as an intangible asset and the contract period will end on June 1, 2024

Work in progress represents costs incurred in relation to internally produced originals and sessions which are not yet released as well as software being developed by a third party.

The expense related to research and development for a total of USD 761,561 (2022: USD 725,577) is grouped under cost of revenues.

Amortization charged is allocated as follows:

	2023	2022
	USD	USD

Selling and marketing expenses	944,343	2,223,997
Cost of revenue (note 6)	1,599,786	1,242,329
General and administrative expenses (note 8)	32,793	3,437
	2,576,922	3,469,763